Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 1,811,788	$ 1,989,548	$ 1,843,117
State Tax and Other									81,936	100,820	157,417
Tax Exempt Interest									(250,044)	(291,768)	(338,497)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									(120,383)	(142,508)	(113,400)
Valuation Allowance									53,660	23,458	20,889
Total Income Tax Expense	$ 767,000	$ 105,000	$ 441,000	$ 264,000	$ 199,000	$ 475,000	$ 486,000	$ 520,000	$ 1,576,957	$ 1,679,550	1,569,526
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 1,569,526